Financial Instruments (Details) - Schedule of Acts to Reduce the Foreign Exchange Risk $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)
Assets:
Cash	$ 2,640				$ 3,543
Short term deposits					3,547
Other receivables	236				255
Restricted deposits	40				36
Non-current restricted deposit	22				23
Liabilities:
Trade payables	1,459				498
Other payables	2,000				1,228
Long term lease liability	73				147
Liability in respect of warrants	1,518				218
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	(2,112)				5,313
Dollar [Member]
Assets:
Cash	2,533				3,309
Short term deposits					3,547
Other receivables	5				136
Restricted deposits
Non-current restricted deposit
Liabilities:
Trade payables	1,200				450
Other payables	523				718
Long term lease liability
Liability in respect of warrants	1,518				218
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	$ (703)				5,606
NIS [Member]
Assets:
Cash | ₪		₪ 107				₪ 229
Short term deposits
Other receivables | ₪		105				24
Restricted deposits | ₪		40				36
Non-current restricted deposit | ₪		22				23
Liabilities:
Trade payables | ₪		73				36
Other payables | ₪		1,475				505
Long term lease liability | ₪		73				147
Liability in respect of warrants | ₪
Total net exposure in statement of financial position in respect of financial assets and financial liabilities | ₪		₪ (1,347)				₪ (376)
Euro [Member]
Assets:
Cash | €							€ 4
Short term deposits
Other receivables | €			126				95
Restricted deposits | €
Non-current restricted deposit | €
Liabilities:
Trade payables | €			84
Other payables | €			2				5
Long term lease liability | €
Liability in respect of warrants | €
Total net exposure in statement of financial position in respect of financial assets and financial liabilities | €			€ 40				€ 94
GBP [Member]
Assets:
Cash | £								£ 1
Short term deposits
Other receivables | £
Restricted deposits | £
Non-current restricted deposit | £
Liabilities:
Trade payables | £				102				12
Other payables | £
Long term lease liability | £
Liability in respect of warrants | £
Total net exposure in statement of financial position in respect of financial assets and financial liabilities | £				£ (102)				£ (11)